Income and expenses - Disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Materialise Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 134,239	€ 116,358	€ 101,376
Materialise Medical | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,354	86,436	73,750
Materialise Medical | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,885	29,922	27,626
Materialise Medical | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,299	33,756	31,700
Materialise Medical | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96,941	82,602	69,676
Materialise Medical | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,990	65,288	53,748
Materialise Medical | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,451	5,678	5,673
Materialise Medical | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,412	37,591	34,082
Materialise Medical | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,658	6,353	6,718
Materialise Medical | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,727	1,448	1,155
Materialise Software
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,907	43,899	44,442
Materialise Software | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,358	11,599	14,844
Materialise Software | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,549	32,300	29,598
Materialise Software | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,907	43,899	44,442
Materialise Software | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,929	16,286	15,451
Materialise Software | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	571	601	488
Materialise Software | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,372	16,884	17,708
Materialise Software | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,871	9,975	10,665
Materialise Software | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164	153	130
Materialise Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,486	106,508	110,310
Materialise Manufacturing | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87,460	101,876	105,205
Materialise Manufacturing | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,026	4,632	5,105
Materialise Manufacturing | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,486	106,508	110,310
Materialise Manufacturing | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,967	27,010	21,151
Materialise Manufacturing | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	223	237	888
Materialise Manufacturing | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	67,229	72,549	78,686
Materialise Manufacturing | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,803	1,749	2,605
Materialise Manufacturing | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,265	4,963	6,980
Total segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	267,633	266,765	256,127
Total segments | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	196,172	199,911	193,799
Total segments | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,460	66,854	62,329
Total segments | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,299	33,756	31,700
Total segments | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,907	43,899	44,442
Total segments | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96,941	82,602	69,676
Total segments | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,486	106,508	110,310
Total segments | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,886	108,584	90,350
Total segments | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,245	6,516	7,049
Total segments | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125,013	127,024	130,476
Total segments | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,332	18,077	19,988
Total segments | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,156	6,564	8,265
Consolidated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	267,633	266,765	256,127
Consolidated | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	196,172	199,911	193,799
Consolidated | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,460	66,854	62,329
Consolidated | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,299	33,756	31,700
Consolidated | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,907	43,899	44,442
Consolidated | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96,941	82,602	69,676
Consolidated | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,486	106,508	110,310
Consolidated | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,886	108,584	90,350
Consolidated | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,245	6,516	7,049
Consolidated | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	125,013	127,024	130,476
Consolidated | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,332	18,077	19,988
Consolidated | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 6,156	€ 6,564	€ 8,265